4. Equipment	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Note 4. Equipment

	September 30, 2016			December 31, 2015
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Office equipment	$60	$50	$10	$57	$46	$11
Computer equipment	298	256	42	277	232	45
Field equipment	127	99	28	182	134	48
Buildings	42	38	4	40	35	5
	$527	$443	$84	$556	$447	$109